Net Interest Income(Table)	12 Months Ended
Dec. 31, 2018
Interest Revenue Or Expense Net Abstract [Abstract]
Interest Income And Interest Expense Disclosure Table Text Block [Text Block]

Details of interest income and interest expense for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016[1]
	(In millions of Korean won)
Interest income
Due from financial institutions	￦	111,433
Financial assets at fair value through profit or loss		313,077
Loans		8,905,769
Financial investments
Available-for-sale financial assets		426,762
Held-to-maturity financial assets		463,200
Other		114,718

Sub-total	￦	10,334,959

Interest expenses
Deposits		2,476,579
Debts		229,475
Debentures		853,430
Other		59,869

Sub-total		3,619,353

Net interest income	￦	6,715,606

	2017[1]
	(In millions of Korean won)
Interest income
Due from financial institutions	￦	127,434
Financial assets at fair value through profit or loss		536,605
Loans		9,990,792
Financial investments
Available-for-sale financial assets		678,716
Held-to-maturity financial assets		480,595
Other		104,915

Sub-total		11,919,057

Interest expenses
Deposits		2,345,885
Debts		367,587
Debentures		880,709
Other		78,262

Sub-total		3,672,443

Net interest income	￦	8,246,614

[1]	Regarding reclassification of interest income following the change in accounting policy, interest income for 2016 and 2017, has been restated.

	2018
	(In millions of Korean won)
Interest income
Due from financial institutions at fair value through profit or loss	￦	9,236
Securities measured at fair value through profit or loss		713,058
Loans measured at fair value through profit or loss		26,066
Securities measured at fair value through other comprehensive income		718,327
Loans measured at fair value through other comprehensive income		2,373
Deposits at amortized cost		109,155
Securities measured at amortized cost		604,709
Loans at amortized cost		11,431,359
Other		120,286

Sub-total		13,734,569

Interest expenses
Deposits		3,041,739
Debts		544,562
Debentures		1,148,729
Other		94,611

Sub-total		4,829,641

Net interest income	￦	8,904,928

Interest Income Recognized On Impaired Loans Explanatory	Interest income recognized on impaired loans is ￦48,974 million (2017: ￦54,235 million, 2016: ￦60,212 million) for the year ended December 31, 2018. Interest income recognized on impaired financial investments does not exist (2017: ￦-, 2016: ￦226 million) for the year ended December 31, 2018.